COMMITMENTS AND CONTINGENCIES (Detail Textuals)		1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 03, 2016 USD ($) shares	Oct. 31, 2017 $ / shares shares	Jul. 31, 2017 shares	Jan. 31, 2017 shares	Oct. 31, 2016 shares	Jun. 30, 2016 USD ($) ft²	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2017 USD ($)	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Feb. 01, 2018 USD ($)	Nov. 30, 2017 $ / shares shares	Feb. 01, 2017 USD ($)
Other Commitments [Line Items]
Term of warrants		3 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 1.75
Rent per month for first year | $							$ 10,818		$ 42,136
Rent per month for the second year | $							22,284		22,284
Prepaid rent | $							49,610		22,250
Total net rent expense related to operating leases | $							25,010	$ 4,100	$ 57,521	$ 1,750	$ 0
Lease Agreement
Other Commitments [Line Items]
Area of Land | ft²						1,500
Extended term of lease agreement						2 years			2 years
Amount of rent expenses | $						$ 1,750			$ 1,750
Rent per month for first year | $						1,803			1,803
Rent per month for the second year | $						$ 1,857			1,857
Lease Agreement | Chief Executive Officer
Other Commitments [Line Items]
Amount of rent expenses | $												$ 4,510		$ 4,100
Prepaid rent | $							$ 49,610		$ 19,800			$ 54,120		$ 49,200
Air Lease Corporation
Other Commitments [Line Items]
Common stock, share issued				7,700,000			9,058,652
Common stock outstanding shares, percentage				10.00%
Additional common stock to be issued							582,687
Jet Midwest Group
Other Commitments [Line Items]
Common stock, share issued					1,250,000		1,449,172		1,250,000
Common stock outstanding shares, percentage					1.60%
Additional common stock to be issued							93,543		199,172
Brighton Capital, Ltd
Other Commitments [Line Items]
Number of warrants		50,000
Term of warrants		5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares		$ 1.90
Brighton Capital, Ltd | Consulting agreement
Other Commitments [Line Items]
Common stock issued for services			410,000
Number of warrants			1,000,000						1,000,000
Term of warrants			3 years						3 years
Shares, issued									410,000
Brighton Capital, Ltd | Consulting agreement | Date of Execution
Other Commitments [Line Items]
Common stock issued for services			50,000
Number of warrants			100,000						100,000
Shares, issued									50,000
Brighton Capital, Ltd | Consulting agreement | Date of first issuance beginning August 1, 2017
Other Commitments [Line Items]
Common stock issued for services			10,000
Number of warrants			25,000						25,000
Term of warrants			36 months						36 months
Shares, issued									10,000
Brighton Capital, Ltd | Consulting agreement | Date Through August 31, 2017
Other Commitments [Line Items]
Common stock issued for services							120,000
Number of warrants							275,000						200,000
Term of warrants							5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 1.90						$ 1.90
Apcentive Inc
Other Commitments [Line Items]
Additional common stock to be issued	20,000,000
Expected expenditure on acquired intangible assets | $	$ 5,000,000
Percentage of royalty to be payable	1.50%
Apcentive Inc | Expenditure on or before August 3, 2017
Other Commitments [Line Items]
Expected expenditure on acquired intangible assets | $	$ 1,000,000
Apcentive Inc | Expenditure on or before August 3, 2018
Other Commitments [Line Items]
Expected expenditure on acquired intangible assets | $	2,000,000
Apcentive Inc | Expenditure on or before August 3, 2019
Other Commitments [Line Items]
Expected expenditure on acquired intangible assets | $	$ 8,000,000
Air Lease Corporation
Other Commitments [Line Items]
Common stock, share issued				7,700,000					8,665,140
Common stock outstanding shares, percentage				10.00%
Additional common stock to be issued									393,512